ACQUISITIONS - Crystal Orange (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	May 25, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Summary of the fair values of the assets acquired and liabilities assumed
Goodwill		$ 315,181			¥ 171,504	¥ 2,136,710	¥ 108,344
Net revenue		528,415	¥ 3,582,287	¥ 3,094,904
Net income		$ 79,318	537,722	¥ 384,888
Crystal Orange
Acquisitions
Percentage of ownership interest acquired	100.00%
Initial Consideration	¥ 3,718,673
Pre-combination compensation cost	50,000
Total purchase price	3,768,673
Summary of the fair values of the assets acquired and liabilities assumed
Current assets	137,314
Property and equipment	842,102
Goodwill	1,965,206
Other noncurrent assets	130,813
Current liabilities	(222,205)
Noncurrent liabilities	(179,985)
Deferred tax liabilities	(366,545)
Noncontrolling interest	(4,206)
Total	¥ 3,768,673
Net revenue			119,050
Net income			14,029
Business acquisition, pro forma information
Pro forma net revenue			3,983,463		7,473,851
Pro forma net income			577,878		¥ 857,213
Transaction costs						¥ 46,000
Crystal Orange | Minimum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment	3 years
Crystal Orange | Maximum
Summary of the fair values of the assets acquired and liabilities assumed
Amortization period of property and equipment	20 years
Crystal Orange | Favorable lease agreements
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets	¥ 97,480
Crystal Orange | Franchise agreements
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets	63,000
Brand name | Crystal Orange
Summary of the fair values of the assets acquired and liabilities assumed
Intangible assets	¥ 1,305,699
Crystal Orange | Consultation services agreements and option cancellation agreement
Business acquisition, pro forma information
Acquisition related costs			¥ 256,300